Accounting Changes - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Expected increase in lease assets related to adoption of accounting guidance		$ 1,300
Expected increase in lease related liabilities related to adoption of accounting guidance		1,300
Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effect of adoption of new accounting guidance		300
Accumulated Other Comprehensive Income (Loss) [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Effect of adoption of new accounting guidance		$ (300)
Adjustments for New Accounting Pronouncement [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Transfer from held-to-maturity to available-for-sale securities	$ 1,500